UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-275606-07

Central Index Key Number of the issuing entity: 0002084404

GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST 2025-4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-275606

Central Index Key Number of the depositor: 0001347185

AFS SENSUB CORP.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001002761

 AMERICREDIT FINANCIAL SERVICES, INC.
(Exact name of sponsor as specified in its charter)

Randal L. Willis 817-302-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1 - Asset Data File in accordance with Exhibit 601(b) (102) (17 CFR 229.601(b) (102)).

Item 2 - Asset Related Document in accordance with Exhibit 601(b) (103) (17 CFR 229.601(b) (103)).

EXHIBIT INDEX

Exhibit 102     Asset Data File (Schedule AL)

Exhibit 103    Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST 2025-4
(Issuer)

Dated: August 20, 2026

        By:      AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

        By:     /s/ Randal L. Willis
        Name:     Randal L. Willis
        Title:      Senior Vice President, Securitization &
Conduit Reporting